Derivatives and Fair Value of Financial Instruments (Details 2) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Amortized Cost
Available-for-sale securities	$ 0	$ 307,015,000
Long-term debt	157,252,000	93,104,000
Fair Value
Available-for-sale securities	0	308,380,000
Long-term debt	161,636,000	96,438,000
Short-term investments
Amortized Cost
Available-for-sale securities	297,916,000	307,015,000
Trading securities	25,437,000	22,254,000
Fair Value
Available-for-sale securities	297,443,000	308,380,000
Trading securities	$ 25,813,000	$ 23,825,000